Share Capital - Summary of Share Capital (Parenthetical) (Detail) - shares		12 Months Ended
	Jan. 31, 2022	Jun. 30, 2024	Jun. 30, 2022
BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Number of shares transferred corporate structure unification	2,112,071,796	0	2,112,071,796